Post employment benefits - Income statement expense (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Post employment benefits
Defined contribution schemes	€ 166	€ 178	€ 192
Defined benefit schemes	57	44	20
Total amount charged to income statement (note 23)	€ 223	€ 222	€ 212